Financial risk management - Disclosure of Maturity Analysis for Derivative and Non-Derivative Financial Liabilities (Details) € in Thousands	12 Months Ended
	Mar. 31, 2025 EUR (€) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Other current liabilities	€ 43,249	€ 33,733
Other financial liabilities	24,819	13,689
Warrants liabilities
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Other financial liabilities	€ 570	863	€ 11,449
Public warrants
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Weighted average exercise price of other equity instruments exercised (usd per share) | $ / shares	€ 11.50
Less than 3 months
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	€ 3,299	13,920
Other financial liabilities	10,576	0
Trade payables	227,344	163,954
Other current liabilities	17,424	37,021
Accrued liabilities	24,119	27,122
Total	282,762	242,017
Between 3 months and 1 year
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	27,647	41,313
Other financial liabilities	16,768	12,825
Trade payables	68,002	118,045
Other current liabilities	6,807	4,674
Accrued liabilities	20,571	21,593
Total	139,795	198,450
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	36,553	55,233
Other financial liabilities	15,209	12,529
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Total	51,762	67,762
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	112,297	164,568
Other financial liabilities	22,004	9,589
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Total	134,301	174,157
Over 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	642,808	705,615
Other financial liabilities	569	941
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Total	€ 643,377	€ 706,556